LOAN PAYABLE - Disclosure of loan payable related to the vehicle acquired (Details) - Tetra Drones Ltd [Member] - Vehicles [Member]	12 Months Ended
	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 GBP (£)
Disclosure of detailed information about borrowings [line items]
Principal	$ 30,859	£ 13,000
Interest	6.95%	6.95%
Commencement	May 2, 2019
Maturity	June 2, 2024
Balance as of date	$ 28,877